NOTES PAYABLE - BANK	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE - BANK [Abstract]
NOTES PAYABLE - BANK

NOTE 7 - NOTES PAYABLE - BANK

United States

The Company had an arrangement with a commercial bank through May 2011, which provided it with up to $8,000 in borrowings and letters of credit subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 95% of the Company's certificate of deposit, plus (iii) $775 representing a standby letter of credit that was provided to the commercial bank by an entity related to the Company's main shareholder (see Note 9), minus (iv) letter of credit obligations, minus (v) $500 representing a discretionary reserve established by the commercial bank. Borrowings under the arrangement were secured by the Company's accounts receivable of one of the Company's subsidiaries in the United States, a $3,500 certificate of deposit and the $775 letter of credit that was provided to the commercial bank by an entity related to the Company's main shareholder.

In May 2011, the Company entered into a new credit facility with an independent lender to replace its previous line of credit arrangement and repay all amounts owed to the commercial bank. The new credit facility provides the Company with up to $9,000 in borrowings subject to a borrowing base limitation. The borrowing base limitation is equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of the Company's $3,500 in cash collateral (see Note 2) plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder (see Note 9). Borrowings under the new credit facility are secured by certain assets of one of the Company's subsidiaries in the United States, including accounts receivable and unbilled receivables ($5,405 as of December 31, 2012), equipment, cash and cash equivalents, a $3,500 certificate of deposit, and the $775 letter of credit that was provided to the lender by an entity related to the Company's main shareholder. The new credit facility expires on May 25, 2013.

Borrowings made under the original commercial bank arrangement were designated as either prime rate or LIBOR loans at the option of the Company. Prime rate loans bear interest, which is payable monthly, at the bank's prime rate plus 1% per annum. LIBOR loans bear interest, which is payable monthly, at LIBOR plus 350 basis points, per annum.

Borrowings made under the new credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.75%) plus 4.5% per annum (6.25% at December 31, 2012).

The Company's weighted average interest rate during the years ended December 31, 2012, 2011 and 2010 is 6.25%, 6.35% and 6.08%, respectively.

The Company capitalized $650 in costs associated with obtaining the new credit facility, including a success fee to the independent lender of $300. The success fee is payable in twenty-four monthly installments of approximately $13 commencing in June 2011 through May 2013.

In July 2011, the Company amended the new credit facility to increase the maximum borrowing amount to $10,000 and permit the Company to include 100% of its $3,500 in cash collateral into the borrowing base limitation.

In October 2011, the Company amended the new credit facility to temporarily increase the maximum borrowing amount to $11,000 for October 2011 and November 2011.

In December 2011, the Company amended the new credit facility to revise the borrowing base limitation to: (i) 80% of eligible accounts receivable, as defined, plus (ii) 70% of eligible unbilled receivables, as defined, plus (iii) 100% of the Company's $3,500 in cash collateral plus (iv) 95% of a $775 standby letter of credit that was provided to the lender by an entity related to the Company's main shareholder.

In June 2012, the Company amended the credit facility to revise existing financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio and minimum level of EBITDA.

The Company evaluated the terms of the amendments and concluded that they do not constitute substantive modifications.

As of December 31, 2012 and 2011, the Company had approximately $8,581 and $8,086 outstanding under line of credit arrangements. At December 31, 2012 and 2011, the Company has $201 and $262 in unused borrowing capacity under the new credit facility.

As of December 31, 2012, the Company is in default of its new credit facility as a result of the violation of certain financial and non-financial covenants. While the independent lender is not waiving these violations and is reserving all rights and remedies available to it under the credit facility and law, it is presently not exercising these rights and remedies.

Europe

In September 2011, the Company entered into a line of credit arrangement with a commercial bank to provide it with up to €300 ($395 as of December 31, 2012) in borrowings and €63 ($83 as of December 31, 2012) in guarantees. Borrowings under the line of credit arrangement bore interest, which was payable monthly, at 6% per annum both for 2012 and 2011. The line of credit arrangement is secured by the accounts receivable of one of the Company's European subsidiaries ($3,984 as of December 31, 2012) and expired on January 1, 2013. In May 2012, the maximum borrowing capacity under the line of credit arrangement was increased up to €500 ($659 as of December 31, 2012) and the expiration date was extended to January 1, 2014.

As of December 31, 2012 and 2011 the Company does not have any outstanding borrowings under the line of credit arrangement. As of December 31, 2012, the Company has €500 ($659 as of December 31, 2012) in unused borrowing capacity under the line of credit arrangement.